SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease ROU assets, Beginning	$ 670	$ 32,781	$ 32,781
Adjustment to ROU asset for remeasurement of Somerville Sublease liability			4,245
Write-off Sublease lease ROU assets			(34,857)
Amortization of operating lease ROU assets	(142)	(1,450)	(1,499)	$ (1,039)
Operating lease ROU assets, Ending	541		670	32,781
Operating lease liabilities, Beginning	684	$ 35,070	35,070
Adjustment to lease liablity due to remeasurement of Somerville Sublease			4,245
Accretion of interest for Somerville Sublease			2,465
Write-off Sublease liability			(36,924)
Principal payments on operating lease liabilities	(145)		(4,172)
Operating lease liabilities, Ending	552		684	35,070
Less non-current portion	346		477	32,854
Current portion	$ 206		$ 207	$ 2,216